Financial Instruments - Short-Term Borrowings (Details) - USD ($)		Dec. 31, 2018	Dec. 31, 2017	Jun. 24, 2016
Short-term Debt [Line Items]
Commercial paper		$ 3,100,000,000	$ 6,100,000,000
Current portion of long-term debt, principal amount	[1]	4,781,000,000	3,532,000,000
Other short-term borrowings	[2]	966,000,000	320,000,000
Total short-term borrowings, principal amount		8,847,000,000	9,951,000,000
Net fair value adjustments related to hedging and purchase accounting		(5,000,000)	14,000,000
Net unamortized discounts, premiums and debt issuance costs		(11,000,000)	(12,000,000)
Total Short-term borrowings, including current portion of long-term debt, carried at historical proceeds, as adjusted	[3]	$ 8,831,000,000	$ 9,953,000,000
Commercial Paper [Member]
Short-term Debt [Line Items]
Commercial paper, weighted average interest rate		2.42%	1.36%
Anacor [Member]
Short-term Debt [Line Items]
Debt assumed				$ 698,000,000
Line of Credit [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity		$ 552,539,000
Line of credit facility, due to expire within one year		502,000,000
Line of Credit [Member] | Commercial Paper [Member]
Short-term Debt [Line Items]
Line of credit facility, maximum borrowing capacity		7,000,000,000
Line of credit facility, remaining borrowing capacity		$ 7,500,000,000

[1]	For additional information, see Note 7D.
[2]	Other short-term borrowings primarily include cash collateral. For additional information, see Note 7F.
[3]	Amounts may not add due to rounding.